Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Sep. 30, 2025
Office Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment, useful life	3 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of lease terms and estimated useful lives